Accrued Liabilities - Accrued Liabilities (Detail) - USD ($) $ in Thousands	Aug. 02, 2015	Feb. 01, 2015	Feb. 02, 2014
Accrued Liabilities, Current [Abstract]
Compensation and benefits	$ 21,503	$ 22,735	$ 14,459
Deferred amusement revenue	21,075	17,037	14,047
Rent	11,984	10,874	9,040
Amusement redemption liability	11,494	10,815	9,707
Deferred gift card revenue	5,223	6,162	4,709
Sales and use tax	4,244	5,244	4,408
Property taxes	4,553	3,827	3,159
Current portion of long-term insurance reserves	3,361	3,361	3,358
Customer deposits	2,319	2,086	2,241
Interest		185	4,214
Other	7,967	7,057	5,037
Total accrued liabilities	$ 93,723	89,198	$ 74,379
Scenario, Previously Reported [Member]
Accrued Liabilities, Current [Abstract]
Other		$ 6,872